Other assets - Other Assets (Detail) - EUR (€) € in Millions		Dec. 31, 2022	Dec. 31, 2021
Other Assets [Abstract]
Advance payments to Carl Zeiss SMT GmbH		€ 479.9	€ 288.5
Prepaid expenses		678.6	374.3
Derivative financial instruments		17.3	52.2
VAT receivable		201.2	136.7
Other assets		266.4	148.8
Other current assets	[1]	1,643.4	1,000.5
Advance payments to Carl Zeiss SMT GmbH		620.4	694.3
Prepaid expenses		32.4	41.0
Derivative financial instruments		0.0	47.3
Compensation plan assets		71.1	81.4
Non-current accounts receivable		0.0	8.0
Other assets		15.9	15.0
Other non-current assets	[2]	€ 739.8	€ 887.0

[1]	Other assets – current includes amounts with related parties of €479.9 million and €288.5 million at December 31, 2022 and 2021, respectively.
[2]	Other assets – non-current includes amounts with related parties of €620.4 million and €694.3 million at December 31, 2022 and 2021, respectively.